Long-Term Debt - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended					12 Months Ended			12 Months Ended						1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 07, 2011	Mar. 02, 2010	Dec. 31, 2012 Amended Senior Secured Credit Facility	Oct. 05, 2006 Revolving Credit Line	Dec. 31, 2012 Former Credit Facility Minimum	Dec. 31, 2012 Former Credit Facility Maximum	Dec. 31, 2012 Five Point One Two Five Percent Senior Note Due Twenty Twenty Two	Dec. 18, 2012 Five Point One Two Five Percent Senior Note Due Twenty Twenty Two	Dec. 31, 2012 Five Point One Two Five Percent Senior Note Due Twenty Twenty Two Maximum	Dec. 31, 2012 Five Point One Two Five Percent Senior Note Due Twenty Twenty Two Scenario 2	Dec. 31, 2012 Five Point One Two Five Percent Senior Note Due Twenty Twenty Two Scenario 3	Dec. 31, 2012 Term Loan Credit Facilty	Dec. 31, 2012 Term Loan Credit Facilty Amended Senior Secured Credit Facility	Dec. 18, 2012 Term Loan Credit Facilty Amended Senior Secured Credit Facility	Dec. 31, 2012 Term Loan Credit Facilty Amended Senior Secured Credit Facility Quarterly Principle Payment	Dec. 31, 2012 Term Loan Credit Facilty Amended Senior Secured Credit Facility Quarterly Principle Payment Minimum	Dec. 31, 2012 Term Loan Credit Facilty Amended Senior Secured Credit Facility Quarterly Principle Payment Maximum	Dec. 18, 2012 Term Loan Credit Facilty Amended Senior Secured Credit Facility Scenario 1	Dec. 31, 2012 Revolving Credit Line Scenario 4	Dec. 31, 2012 Revolving Credit Line Scenario 5	Dec. 31, 2012 Revolving Credit Line Amended Senior Secured Credit Facility	Dec. 18, 2012 Revolving Credit Line Amended Senior Secured Credit Facility	Dec. 31, 2012 Revolving Credit Line Amended Senior Secured Credit Facility Minimum	Dec. 31, 2012 Revolving Credit Line Amended Senior Secured Credit Facility Maximum	Dec. 31, 2012 Revolving Credit Line Former Senior Secured Credit Facility Minimum	Dec. 31, 2012 Revolving Credit Line Former Senior Secured Credit Facility Maximum	Dec. 31, 2012 Senior subordinated notes	Jun. 03, 2011 Senior subordinated notes	Jun. 30, 2011 Senior Secured Credit Facility	Dec. 31, 2012 Senior Secured Credit Facility	Dec. 31, 2011 Senior Secured Credit Facility	Oct. 05, 2006 Senior Secured Credit Facility	Oct. 31, 2006 Senior Secured Credit Facility Term Loan	Oct. 31, 2006 Senior Secured Credit Facility Revolving Credit Line	Dec. 31, 2012 Senior Notes	Dec. 31, 2011 Senior Notes		Jun. 29, 2009 Senior Notes	Dec. 31, 2012 Senior Discount Notes	Jun. 29, 2009 Senior Discount Notes
Debt Instrument [Line Items]
Aggregate principal amount issued											$ 400,000,000						$ 700,000,000				$ 652,750,000	$ 73,500,000	$ 76,500,000		$ 100,000,000					$ 200,000,000	$ 200,000,000							$ 470,000,000	$ 470,000,000		$ 470,000,000
Maturity period																7 years								5 years
Debt issue cost						12,000,000
Equal quarterly installments due on term loan																		1,750,000															2,311,000
Maturity date																2019-12			2013-03	2019-09				2017-12
Maturity date of senior secured credit facility						Dec. 18, 2019
Percentage of Variable rate added to federal funds effective rate									0.50%							0.50%							0.50%	0.50%
Percentage of Variable margin rate added to federal funds effective rate	2.25%							0.50%	1.00%							2.00%										1.00%	1.75%	1.75%	2.00%
Percentage of variable margin rate added to eurodollar rate	3.25%							1.50%	2.00%							3.00%										2.00%	2.75%	2.75%	3.00%
Percentage voting stock of foreign subsidiaries	65.00%
Dividend restriction, amount that could be distributed under the terms of debt agreements						1,409,000,000				1,118,500,000																				1,107,400,000								1,060,200,000
Amount outstanding under the term loan	700,000,000	905,887,000														700,000,000
Available borrowing capacity																								100,000,000
Average interest rate on outstanding borrowings																4.00%
Interest rate	5.125%										5.125%																			7.375%	7.375%							8.625%			8.625%
Maturity date										Dec. 15, 2022																				Jun. 15, 2021								Jun. 15, 2019
Debt issuance cost	18,453,000	4,539,000	8,858,000							6,400,000																								4,500,000
Debt covenants, required minimum coverage ratio										5.6
Actual coverage ratio										1
Debt redemption price as percentage of principal amount													100.00%
Registration Statement maximum required period to file registration statement										120 days
Registration Statement maximum required period to have registration statement declared effective										210 days
Maximum required period to issue exchange registered notes after effective date										30 days
Registration Statement maximum required period to file shelf registration statement										30 days				240 days
Registration Statement maximum required period to have shelf registration statement declared effective										210 days
Additional interest with respect to each 90-day period immediately following occurrence of Registration Default										0.50%		1.00%
Payment of remaining outstanding term loan															898,955,000																	157,235,000
Price to repurchase the senior subordinated notes as a percentage of the aggregate principal amount outstanding plus accrued and unpaid interest in case of change of control																														101.00%								101.00%
Minimum Coverage ratio																														2								2
Actual ratio																														5.5								5.5
Maximum percentage of principal amount of the senior subordinated notes that can be redeemed prior to specific date																														35.00%
Price to repurchase the senior subordinated notes as a percentage of principal amount plus a make-whole premium in case of redemption at option of company prior to specific date																														100.00%								100.00%				100.00%
Amount of senior subordinated notes exchanged				199,500,000
Amount of senior subordinated notes not exchanged	500,000
Proceed from Issuance of Debt Instrument																																						458,532,000
Discount on issue																																						8,536,000	9,470,000		11,468,000
Aggregate principal amount at maturity remained outstanding																																											419,403,000
Carrying value of senior notes										400,000,000																												461,464,000 [1]	460,530,000	[1]
Redemption date																																										Jun. 15, 2014
Percentage of redemption price																																										35.00%
Former senior secured credit facility, term																																				7 years	6 years
Term loan on senior secured credit facility																																			1,120,000,000
Aggregate principal amount outstanding					1,083,600,000		150,000,000
Extended amount outstanding of senior secured credit facility, approximate value					924,375,000
Term Loan of Senior Secured Credit Facility Not Extended					159,225,000
Remaining principal amount on the extended amount Due April 30, 2016																																	866,602,000
Percentage of Variable interest rate added to federal funds effective rate	0.50%
Maturity date of senior secured credit facility					2013-10
Write off of unamortization of debt issuance cost		2,183,000
Reclassification adjustment included in Accumulated comprehensive loss		2,760,000
Fees on early retirement of debt		2
Carrying value of long-term debt	1,764,010,000	1,572,221,000
Fair value of long-term debt	$ 1,851,246,000	$ 1,622,286,000

[1]	Includes the $470,000 aggregate principal amount of the 8.625% senior notes net of the unamortized discount of $9,470 and $8,536 at December 31, 2011 and 2012, respectively.